Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net income for the year	R$ 1,367,025	R$ 910,408	R$ 478,794
Currency translation adjustment	(425)	208	55
Loss on investments designated at fair value through OCI	(42)
Income tax and social contribution	14
Net other comprehensive income for the year	1,366,572	910,616	478,849
Attributable to
Equity holders of the parent	1,365,144	909,475	478,836
Non-controlling interests	1,428	1,141	13
Net income for the period	R$ 1,366,572	R$ 910,616	R$ 478,849